RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2013	Oct. 31, 2012
Related Party Transaction [Line Items]
Payments for Rent	$ 800	$ 800
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period Shares Issued For Conversion Of Series Preferred Shares To Common Shares		5,990,238
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period Shares Issued For Conversion Of Series Preferred Shares To Common Shares		(5,990,238)
Series A Preferred Stock [Member] | Messrs. Buntz and Wicker [Member]
Related Party Transaction [Line Items]
Stock Issued During Period Shares Issued For Conversion Of Series Preferred Shares To Common Shares			1,016,400